Premises and Equipment and Lease Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 79,036	$ 94,486
Less accumulated depreciation and amortization	(26,791)	(30,967)
Premises and equipment, net	52,245	63,519
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	16,392	21,992
Buildings and improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	45,018	49,452
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,379	1,361
Equipment, furniture, and fixtures
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	16,229	21,462
Construction in progress
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 18	$ 219